Offerings	May 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value included as part of the Units
Amount Registered | shares	6,900,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. No fee pursuant to Rule 457(g).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Rights included as part of the Units
Amount Registered | shares	6,900,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. No fee pursuant to Rule 457(g).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying the Rights included as part of the Units
Amount Registered | shares	690,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 6,900,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 952.89
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants included as part of the Units
Amount Registered | shares	6,900,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. No fee pursuant to Rule 457(g).
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying the Warrants included as part of the Units
Amount Registered | shares	6,900,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 79,350,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,958.23
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 6
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Units, each consisting of one Ordinary Share, $0.0001 par value, and one right to receive one-fifth of one Ordinary Share and one Redeemable Warrant
Amount Registered | shares	6,900,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 69,000,000.00
Amount of Registration Fee	$ 9,528.90
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Represents 6,900,000 units, including 6,000,000 units to be issued in the offering and up to 900,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, each consisting of one Ordinary Share, one right entitling the holder to receive one-fifth of one Ordinary Share and one redeemable warrant entitling the holder to purchase one Ordinary Share.
Offering: 7
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying the Rights included as part of the Units
Amount Registered | shares	690,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 6,900,000.00
Amount of Registration Fee	$ 952.89
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act").